RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) (CNY) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 18, 2013	Sep. 30, 2013	Sep. 30, 2014
Restricted Cash and Cash Equivalents		14,350
Agreement Terminated Pledge	Dec. 18, 2014
Xinjiang Ginbo Seeds Center [Member]
Related Party Deposit Liabilities	1,000		10,000
Beijing Shihui Agriculture Ltd [Member]
Restricted Cash and Cash Equivalents	1,320